Debt (Schedule of Debt) (Details) $ in Millions, $ in Millions	Mar. 31, 2021 USD ($) € / $	Jan. 27, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 € / $	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Debt Instrument
Outstanding principal			$ 2,700				$ 200	$ 2,700
Total Non-Vehicle Debt Subject to Compromise	$ 4,511		4,443
Debt	7,026		6,267					17,089
Non-vehicle
Debt Instrument
Outstanding principal	740		243					3,721
Unamortized Debt Issuance Costs and Net (Discount) Premium	(36)		(36)					0
Total Non-Vehicle Debt Subject to Compromise	4,511		4,443					0
Debt	740		243					3,721
Corporate Debt | Non-vehicle
Debt Instrument
Unamortized Debt Issuance Costs and Net (Discount) Premium	$ (26)		(25)					(34)
Senior Term Loan | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	3.50%			3.50%
Outstanding principal			0					660
Liabilities subject to compromise	$ 656		656					0
Senior RCF | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	3.38%			3.41%
Outstanding principal								0
Liabilities subject to compromise	$ 615		615					0
Senior Notes
Debt Instrument
Outstanding principal	$ 2,700		2,700
Senior Notes | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	6.11%			6.11%
Outstanding principal			0					2,700
Liabilities subject to compromise	$ 2,700		2,700					0
Senior Second Priority Secured Notes | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	7.63%			7.63%
Outstanding principal			0					350
Liabilities subject to compromise	$ 350		350					0
Senior Secured Superpriority Debtor-in-Possession Credit Agreement | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	8.25%			8.53%
Outstanding principal	$ 750		250					0
Promissory Notes | Non-vehicle
Debt Instrument
Average interest rate (as a percent)				7.00%
Outstanding principal			0					27
Liabilities subject to compromise			27					0
Alternative Letter of Credit Facility | Non-vehicle
Debt Instrument
Average interest rate (as a percent)				5.25%
Liabilities subject to compromise			114					0
Senior RCF Letter of Credit Facility | Non-vehicle
Debt Instrument
Average interest rate (as a percent)				5.50%
Liabilities subject to compromise			17					0
Other Corporate Debt | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	8.25%			7.26%
Outstanding principal	$ 16		18					18
Fleet Debt
Debt Instrument
Unamortized Debt Issuance Costs and Net (Discount) Premium	(54)		(63)					(47)
Debt	6,286		6,024
HVF II U.S. ABS Program
Debt Instrument
Outstanding principal			1,940					2,644
HVF II Series 2013-A, Class A
Debt Instrument
Average interest rate (as a percent)				3.39%
Outstanding principal			1,940					2,644
HVF II U.S. Vehicle Medium Term Notes
Debt Instrument
Outstanding principal			2,669					6,620
HVF II Series 2015-1
Debt Instrument
Outstanding principal			0					780
HVF II Series 2015-3
Debt Instrument
Average interest rate (as a percent)				3.64%
Outstanding principal			163					371
HVF II Series 2016-2
Debt Instrument
Average interest rate (as a percent)				3.98%
Outstanding principal			263					595
HVF II Series 2016-4
Debt Instrument
Average interest rate (as a percent)				3.65%
Outstanding principal			187					424
HVF II Series 2017-1
Debt Instrument
Average interest rate (as a percent)				3.91%
Outstanding principal			199					450
HVF II Series 2017-2
Debt Instrument
Average interest rate (as a percent)				4.31%
Outstanding principal			164					350
HVF II Series 2018-1
Debt Instrument
Average interest rate (as a percent)				3.86%
Outstanding principal			468					1,000
HVF II Series 2018-2
Debt Instrument
Average interest rate (as a percent)				4.31%
Outstanding principal			94					200
Debt								13,368
HVF II Series 2018-3
Debt Instrument
Average interest rate (as a percent)				4.62%
Outstanding principal			95					200
HVF II Series 2019-1
Debt Instrument
Average interest rate (as a percent)				4.37%
Outstanding principal			330					700
HVF II Series 2019-2
Debt Instrument
Average interest rate (as a percent)				3.98%
Outstanding principal			354					750
HVF II Series 2019-3
Debt Instrument
Average interest rate (as a percent)				3.22%
Outstanding principal			352					800
Other Fleet Debt
Debt Instrument
Outstanding principal			1,478					2,490
U.S. Vehicle RCF
Debt Instrument
Outstanding principal			0					146
European Fleet Notes
Debt Instrument
Average interest rate (as a percent)				5.07%
Outstanding principal	$ 853		888					$ 810
Foreign currency exchange rate (EURO to USD)	1.18			1.22		1.22		1.12	1.12
European ABS
Debt Instrument
Average interest rate (as a percent)				1.60%
Outstanding principal			263					$ 766
Hertz Canadian Securitization
Debt Instrument
Average interest rate (as a percent)				3.67%
Outstanding principal		$ 350	53		$ 350			241
Donlen Canadian Securitization
Debt Instrument
Average interest rate (as a percent)				1.54%
Outstanding principal			0					24	$ 50
Australian Securitization
Debt Instrument
Average interest rate (as a percent)				1.67%
Outstanding principal			97					177
New Zealand RCF
Debt Instrument
Average interest rate (as a percent)				2.91%
Outstanding principal			35					50
UK Leveraged Financing
Debt Instrument
Average interest rate (as a percent)				3.01%
Outstanding principal			105					247
Other Vehicle Debt
Debt Instrument
Average interest rate (as a percent)				3.52%
Outstanding principal			37					29
Donlen ABS Program
Debt Instrument
Outstanding principal			0					286
HFLF Series 2013-2 Notes
Debt Instrument
Average interest rate (as a percent)				6.12%
Outstanding principal			0					286
HFLF Medium Term Notes
Debt Instrument
Outstanding principal			0					1,375
HFLF Series 2016-1
Debt Instrument
Outstanding principal			0					34
HFLF Series 2017-1
Debt Instrument
Average interest rate (as a percent)				2.94%
Outstanding principal			0					229
HFLF Series 2018-1
Debt Instrument
Average interest rate (as a percent)				2.74%
Outstanding principal			0					462
HVF II Series 2019-1
Debt Instrument
Average interest rate (as a percent)				2.31%
Outstanding principal			0					650
6.250% Senior Notes due October 2022
Debt Instrument
Outstanding principal	$ 500		500					500
Interest rate	6.25%			6.25%
5.500% Senior Notes due October 2024
Debt Instrument
Outstanding principal	$ 800		800					800
Interest rate	5.50%			5.50%
7.125% Senior Notes due August 2026
Debt Instrument
Outstanding principal			500					500
Interest rate				7.125%
6.000% Senior Notes due January 2028
Debt Instrument
Outstanding principal			$ 900					$ 900
Interest rate				6.00%